CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Loss and comprehensive loss	$ (6,921,830)	$ (3,338,299)
ITEMS NOT AFFECTING CASH
Depreciation	157,659	206,900
Finance costs	8,298	25,504
Gain on marketable securities	(48,320)	(620,800)
Share-based payments	2,453,140	1,083,428
ITEMS NOT AFFECTING CASH	2,570,777	695,032
Change in non-cash working capital items	(378,305)	107,770
OPERATING ACTIVITIES	(4,729,358)	(2,535,497)
FINANCING ACTIVITIES
Financings	54,282,153	29,591,624
Share issuance costs	(3,273,803)	(305,253)
Exercise of stock options	3,465,000	2,025,000
Lease payments	(188,174)	(245,672)
FINANCING ACTIVITIES	54,285,176	31,065,699
INVESTING ACTIVITIES
Redemption (purchase) of short-term investments	(47,500,000)	16,000,000
Mineral property expenditures	(13,824,762)	(19,900,208)
INVESTING ACTIVITIES	(61,324,762)	(3,900,208)
CHANGE IN CASH AND CASH EQUIVALENTS	(11,768,944)	24,629,994
Cash and cash equivalents - Beginning	25,971,261	1,341,267
CASH AND CASH EQUIVALENTS - ENDING	$ 14,202,317	$ 25,971,261